Information About Components of Consolidated Statements of Financial Position - Schedule of Intangible Assets (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Schedule of Intangible Assets [Line Items]
Net carrying amount		$ 177,331,280		$ 175,292,219
Additions		15,494,190		12,993,402
Loss of control	[1]	(181,173,077)
Additions from business combinations		74,841,933	[2]	1,128,449	[3]
Transfers/ Disposals		(101,463)
Amortization of the year		(11,201,048)		(12,113,223)
Foreign currency translation		66,975		30,433
Net carrying amount		75,258,790		177,331,280
Alfalfa Genuity Har Xstra [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		438,029		419,061
Additions
Loss of control	[1]
Additions from business combinations			[2]		[3]
Transfers/ Disposals
Amortization of the year
Foreign currency translation		(21,172)		18,968
Net carrying amount		416,857		438,029
HB4 soy and breeding program [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		35,574,369		31,679,114
Additions		3,164,283		5,987,247
Loss of control	[1]	(36,464,169)
Additions from business combinations			[2]		[3]
Transfers/ Disposals
Amortization of the year		(2,274,483)		(2,091,992)
Foreign currency translation
Net carrying amount				35,574,369
Integrated seed products [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		2,681,826		2,841,008
Additions
Loss of control	[1]	(2,526,410)
Additions from business combinations			[2]		[3]
Transfers/ Disposals
Amortization of the year		(194,339)		(191,559)
Foreign currency translation		38,923		32,377
Net carrying amount				2,681,826
Microbiological products [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		41,187,249		37,295,460
Additions		286,665
Loss of control	[1]	(43,570,818)
Additions from business combinations			[2]		[3]
Transfers/ Disposals		3,605,198		7,610,115
Amortization of the year		(1,511,420)		(3,718,326)
Foreign currency translation		3,126
Net carrying amount				41,187,249
Microbiological products in progress [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		10,452,861		12,213,341
Additions		5,163,500		5,869,084
Loss of control	[1]	(11,909,700)
Additions from business combinations			[2]		[3]
Transfers/ Disposals		(3,706,661)		(7,610,115)
Amortization of the year
Foreign currency translation				(19,449)
Net carrying amount				10,452,861
Trademarks and patents [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		51,316,860		51,933,444
Additions		158,557		44,073
Loss of control	[1]	(47,394,664)
Additions from business combinations			[2]		[3]
Transfers/ Disposals
Amortization of the year		(4,080,753)		(670,514)
Foreign currency translation				9,857
Net carrying amount				51,316,860
Trademarks and patents with indefinite useful life [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		10,045,294		7,827,309
Additions
Loss of control	[1]	(10,045,294)
Additions from business combinations			[2]	2,217,985	[3]
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount				10,045,294
Software [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		1,119,494		1,638,752
Additions		16,222		585,313
Loss of control	[1]	(605,341)
Additions from business combinations			[2]		[3]
Transfers/ Disposals		146,839		276,128
Amortization of the year		(723,312)		(1,369,379)
Foreign currency translation		46,098		(11,320)
Net carrying amount				1,119,494
Software in progress [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		580,728		349,171
Additions		176,064		507,685
Loss of control	[1]	(609,953)
Additions from business combinations			[2]		[3]
Transfers/ Disposals		(146,839)		(276,128)
Amortization of the year
Foreign currency translation
Net carrying amount				580,728
Customer loyalty [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		18,934,570		23,006,023
Additions
Loss of control	[1]	(17,565,911)
Additions from business combinations			[2]		[3]
Transfers/ Disposals
Amortization of the year		(1,368,659)		(4,071,453)
Foreign currency translation
Net carrying amount				18,934,570
RG/RS/OX Wheat [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount		5,000,000		5,000,000
Additions		6,528,899
Loss of control	[1]	(10,480,817)
Additions from business combinations			[2]		[3]
Transfers/ Disposals
Amortization of the year		(1,048,082)
Foreign currency translation
Net carrying amount				5,000,000
Sustainable agricultural equipment technology [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount
Additions
Loss of control	[1]
Additions from business combinations	[2]	10,719,710
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount		10,719,710
Fungal Biomass [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount
Additions
Loss of control	[1]
Additions from business combinations	[2]	10,775,940
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount		10,775,940
Piggysooy [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount
Additions
Loss of control	[1]
Additions from business combinations	[2]	16,813,781
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount		16,813,781
Safflower GLA [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount
Additions
Loss of control	[1]
Additions from business combinations	[2]	27,857,339
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount		27,857,339
Safflower Chimosin 2.0 [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount
Additions
Loss of control	[1]
Additions from business combinations	[2]	2,600,554
Net carrying amount		2,600,554
Other Intangibles [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount
Additions
Loss of control	[1]
Additions from business combinations	[2]	6,074,609
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount		6,074,609
Bacillus-PHAs [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount				1,089,536
Additions
Additions from business combinations	[3]			(1,089,536)
Transfers/ Disposals
Amortization of the year
Foreign currency translation
Net carrying amount

[1]	Correspond to the loss of control of BIOX.
[2]	Correspond to The Bioceres Group Business Combination Agreement.
[3]	USD 1,089,768 correspond to the loss of control of Inmet S.A.